GAI Agility Income Fund

Schedule of Investments (unaudited)

As of June 30, 2019

Strategy	Investments	Shares	Cost	Fair Value
	Investment Funds - 83.43%
	Exchange Traded Funds - 9.36%
	Equity - 9.36%
	First Trust North American Energy Infrastructure Fund	480,263	$11,491,877	$12,078,614
	Vanguard Global ex-U.S. Real Estate Index Fund	139,766	7,380,773	8,246,194

				20,324,808
	Mutual Funds - 24.18%
	Equity - 6.61%
	Lazard Global Listed Infrastructure Portfolio	939,773	13,497,534	14,350,342
	Fixed Income - 17.57%
	GMO Emerging Country Debt Fund	962,474	26,672,016	26,872,275
	Harbor High-Yield Bond Fund	1,148,876	11,279,467	11,281,967

				38,154,242
	Offshore Funds - 49.89%
	Fixed Income - 43.43%
	ArrowMark Income Opportunity Fund QP, Ltd.		20,408,000	19,429,124
	Beach Point Dynamic Income Offshore Fund, Ltd.*		20,994,591	27,952,903
	Good Hill Overseas Fund Ltd		6,892,041	9,074,570
	MAM Corporate Loan Feeder Fund		9,817,010	10,124,138
	Melody Special Situations Offshore Credit Fund L.P.*		11,123,453	12,056,821
	Shenkman Opportunistic Credit Fund, Ltd.*		15,000,000	15,681,664

				94,319,220
	Reinsurance - 6.46%
	Aeolus Property Catastrophe Keystone PF Fund L.P.*		16,379,563	14,021,391
	Investments in Securities - 11.33%
	Common Stocks - 11.33%
	Switzerland - 0.16%
	Industrial - 0.16%
	Garmin, Ltd.	4,330	271,545	345,534
	United States - 11.17%
	Basic Materials - 0.88%
	Eastman Chemical Co.	4,720	374,858	367,358
	Olin Corp	17,840	373,723	390,874
	Southern Copper Corp.	29,530	1,012,045	1,147,241
	Communications - 0.50%
	The Interpublic Group Of Cos, Inc.	48,230	1,084,532	1,089,516
	Consumer, Cyclical - 2.32%
	Carnival Corp.	20,160	1,089,973	938,448
	Cummins Inc.	2,230	375,585	382,088
	General Motors Co.	9,440	346,610	363,723
	Genuine Parts Co.	11,060	1,082,194	1,145,595

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)

As of June 30, 2019

Strategy	Investments	Shares	Cost	Fair Value
	Investments in Securities - 11.33% (continued)
	Common Stocks - 11.33% (continued)
	United States - 11.17% (continued)
	Consumer, Cyclical - 2.32% (continued)
	MSC Industrial Direct Co, Inc.	4,430	$370,974	$328,972
	PACCAR Inc.	15,660	1,110,943	1,122,196
	Penske Automotive Group Inc.	8,210	375,224	388,333
	Tapestry, Inc.	11,470	438,369	363,943
	Consumer, Non-Cyclical - 2.62%
	Amgen Inc.	6,230	1,135,724	1,148,064
	Bristol-Myers Squibb Co.	7,980	384,970	361,893
	Flowers Foods, Inc.	51,260	1,182,540	1,192,820
	Johnson & Johnson	6,150	875,519	856,572
	Nielsen Holdings PLC	43,880	1,032,147	991,688
	The Hershey Co	3,000	290,559	402,090
	The JM Smucker Co	3,060	368,251	352,481
	Whirlpool Corp.	2,680	333,082	381,525
	Energy - 0.15%
	Marathon Petroleum Corp.	6,060	302,973	338,633
	Financial - 0.53%
	The Western Union Co.	57,640	1,133,810	1,146,460
	Industrial - 1.39%
	Lockheed Martin Corp.	1,110	394,314	403,529
	Packaging Corp. of America	3,750	351,420	357,450
	Sonoco Products Co.	17,750	993,001	1,159,785
	United Parcel Service, Inc.	10,590	1,129,768	1,093,629
	Technology - 0.50%
	International Business Machines Corp.	7,940	1,089,236	1,094,926
	Utilities - 2.28%
	Alliant Energy Corp.	7,860	346,123	385,769
	Consolidated Edison, Inc.	12,930	1,147,475	1,133,702
	Dominion Energy, Inc.	14,340	1,005,506	1,108,769
	DTE Energy Co.	8,850	950,948	1,131,738
	National Fuel Gas Co.	6,290	360,159	331,797
	New Jersey Resources Corp.	7,410	374,811	368,796
	Public Service Enterprise Group Inc.	8,370	442,565	492,323

				24,262,726
	Total Investments (Cost $194,867,801**) - 94.76%			205,778,263
	Other Assets and Liabilities, net - 5.24%			11,369,462

	Net Assets - 100.00%			$217,147,725

Percentages shown are stated as a percentage of net assets as of June 30, 2019.

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)

As of June 30, 2019

*	Investment Fund is non-income producing.

**	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2019, as computed for federal tax purposes, were as follows:

Aggregate cost	$212,683,809

Gross unrealized appreciation	$4,003,903
Gross unrealized depreciation	(10,909,449)

Net unrealized depreciation	$(6,905,546)

Investments by Strategy (as a percentage of total investments)
Investment Funds
Exchange Traded Funds
Equity	9.88%
Mutual Funds
Fixed Income	18.54
Equity	6.97
Total Mutual Funds	25.51
Offshore Funds
Fixed Income	45.84
Reinsurance	6.81
Total Offshore Funds	52.65
Investments in Securities
Common Stocks	11.96

100.00%

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)

As of June 30, 2019

Fair Value Measurements

The GAI Agility Income Fund (the “Fund”) invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds (“Offshore Funds”) and exchange traded products (collectively, “Investment Funds”).

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 also does not require categorization within the fair value hierarchy. As a result, investments in Investment Funds with a fair value of $108,340,611 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

•

Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•

Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in Mutual Funds and Exchange Traded Funds, and investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2019 is as follows:

Description	Total Fair Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Exchange Traded Funds
Equity	$20,324,808	$20,324,808	$—	$—
Mutual Funds
Equity	14,350,342	14,350,342	—	—
Fixed Income	38,154,242	38,154,242	—	—
Investments in Securities
Common Stocks	24,608,260	24,608,260	—	—
Offshore Funds(1)	108,340,611	—	—	—

Total Investments	$205,778,263	$97,437,652	$—	$—

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)

As of June 30, 2019

(1)

Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, based on the guidance in ASC 820.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between any levels for the nine month period ended June 30, 2019.

While redemptions are permitted per the terms of the offering memorandums of the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of such Investment Fund. Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Offshore Funds. No such amendments were put in place during the nine month period ended June 30, 2019. The Fund had no unfunded capital commitments as of June 30, 2019.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2019:

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

Please refer to the September 30, 2018 audited financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Subsequent Event

Effective July 1, 2019 (the “Transition Date”), Perella Weinberg Partners Capital Management LP (the “Subadviser”) replaced Wells Fargo Investment Institute, Inc. (the “Adviser”) as investment adviser of the Fund. Following the Transition Date, UMB Fund Services, Inc. replaced BNY Mellon Investment Servicing (U.S.) Inc. as the administrator, and UMB Bank, N.A. replaced Bank of New York Mellon as the custodian for the Fund.

Finally, as of the Transition Date, the Fund changed its legal name to the Agility Multi-Asset Income Fund.